Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurement [Abstract]
Schedule of the Following Table Presents Changes in the Equity-Linked Share Issuance Liability Measured Using Level 3 Inputs

The following table presents changes in the equity-linked share issuance liability measured using Level 3 inputs for the six months ended June 30, 2026:

Equity-Linked Share Issuance Liability
Balance at December 31, 2025	$426,000
Change in fair value	(197,779)
Balance at June 30, 2026	$228,221